UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2005

Check here if Amendment  (       ) ;   Amendment Number:
This Amendment    (Check only one.) :     (       )   is a restatement.
                                          (       )   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           COMMONFUND ASSET MANAGEMENT COMPANY, INC.
Address:        15 OLD DANBURY ROAD
                P. O. Box 812
                WILTON, CT  06897-0812

Form 13F File Number:   28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     MICHAEL STRAUSS
Title:    CHIEF OPERATING OFFICER, COMMONFUND ASSET MANAGEMENT COMPANY, INC.
Phone:    203-563-5127

Signature, Place, and Date of Signing:

/s/Michael Strauss       Wilton, CT        11/11/05
(Signature)              (City, State)     (Date)

Report Type (Check only one.):
(       )     13F HOLDINGS REPORT.(Check here if all holdings of this
              reporting manager are reported in this report.)

(       )     13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(   X   )     13F COMBINATION REPORT.   (Check here if a portion of the holdings for
              this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        31

Form 13F Information Table Entry Total:   1

Form 13F Information Table Value Total:$  14,579
                                          (thousands)

 List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number         Name of Sub-adviser
1            28-10046                     Adage Capital Management
2            28-6538                      AEW Capital Management, L.P.
3            28-2616                      Angelo, Gordon & Co., L.P.
4            28-05508                     Aronson Partners
5            28-5422                      Artisan Partners Limited Partnership
6            28-06044                     Clarion CRA Securities LP
7            28-03121                     David M. Knott
8            28-05268                     De Prince, Race & Zollo, Inc.
9            28-06035                     D.G. Capital Management, Inc.
10           28-02602                     Edgewood Management Company
11           28-04981                     Goldman Sachs Asset Management
12           28-03377                     Grantham, Mayo, Van Otterloo & Co. LLC
13           28-2013                      Harris Associates, L.P.
14           28-10329                     Income Research & Management
15           28-10706                     IronBridge Capital Management
16           28-00074                     Jennison Associates
17           28-1944                      John A. Levin & Co.
18           none                         Lloyd George Management
19           28-398                       Loomis Sayles & Co.
20           28-06748                     Marsico Asset Management, LLC
21           28-04632                     Martingale Asset Management
22           28-03791                     Pzena Investment Management
23           28-10103                     RREEF America, LLC
24           28-2427                      Salomon Brothers Asset Management
25           28-1399                      Southeastern Asset Management, Inc.
26           28-01693                     Steinberg Priest & Sloane Capital Management, LLC
27           28-00620                     The Boston Company Asset Management, LLC
28           28-02927                     Water Street Capital Inc.
29           28-517                       Wellington Management Company, LLP
30           28-1700                      Western Asset Management Company
31           28-04871                     William Blair & Company, L.L.C.

                          FORM 13(F) INFORMATION TABLE


  Column 1         Column 2   Column 3    Column 4          Column 5         Column 6   Col         Column 8
                                            VALUE  SHARES OR  SHARES/  PUT/  INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER  TITLE OF CLASS    CUSIP   (X$1000) PRN AMT.   PRN      CALL  DISCRETION MANAGERS SOLE  SHARED  NONE
=============== ============= =========== ======== =========  ======   ====  ========== ======== ====  ======  ====
Tenaris SA      Sponsored ADR 88031M109     6,685     48,500  SH             Defined    No       x
Cia Siderurgica Sponsored ADR 20440W105     3,128    134,690  SH             Defined    No       x
Enersis SA      Sponsored ADR 29274F104       200     17,500  SH             Defined    No       x
Posco           Sponsored ADR 693483 10 9   1,596     28,210  SH             Defined    No       x
SK Telecom      Sponsored ADR 78440P108     2,970    136,000  SH             Defined    No       x